(2_FIDELITY_LOGOS)FIDELITY

TREND
FUND
SEMIANNUAL REPORT
JUNE 30, 1997
CONTENTS


PRESIDENT'S MESSAGE    3     Ned Johnson on investing
                             strategies.

PERFORMANCE            4     How the fund has done over time.

FUND TALK              6     The manager's review of fund
                             performance, strategy and outlook.

INVESTMENT CHANGES     9     A summary of major shifts in the
                             fund's investments over the past six
                             months.

INVESTMENTS            10    A complete list of the fund's
                             investments with their market
                             values.

FINANCIAL STATEMENTS   21    Statements of assets and liabilities,
                             operations, and changes in net
                             assets,
                             as well as financial highlights.

NOTES                  25    Notes to the financial statements.



To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Through the first six months of 1997, stock and bond markets experienced the kind of short-term volatility that can affect them periodically. The stock market rebounded strongly from its early spring correction to continue on its record-setting pace, as seen by the roughly 20% year-to-date gain by the Standard & Poor's 500 Index. The bond market posted moderate returns over the first half of the year, as positive news on the inflation front helped soften the effects of a hike in short-term interest rates by the Federal Reserve Board in late March.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JUNE 30, 1997     PAST 6   PAST 1   PAST 5    PAST 10
                                MONTHS   YEAR     YEARS     YEARS

Fidelity Trend                  9.22%    17.95%   104.14%   209.43%

S&P 500(registered trademark)   20.61%   34.70%   146.59%   292.69%

Growth Funds Average            14.28%   23.96%   121.62%   243.77%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 840 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JUNE 30, 1997    PAST 1   PAST 5   PAST 10
                               YEAR     YEARS    YEARS

Fidelity Trend                 17.95%   15.34%   11.96%

S&P 500                        34.70%   19.78%   14.64%

Growth Funds Average           23.96%   16.90%   12.73%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
  1987/06/30      10000.00                    10000.00
  1987/07/31      10627.35                    10507.00
  1987/08/31      10957.76                    10898.91
  1987/09/30      10685.91                    10660.22
  1987/10/31       7526.14                     8364.01
  1987/11/30       7101.63                     7674.82
  1987/12/31       7841.85                     8258.87
  1988/01/31       8233.94                     8606.57
  1988/02/29       8898.25                     9007.64
  1988/03/31       9008.14                     8729.30
  1988/04/30       9280.36                     8826.20
  1988/05/31       9080.56                     8902.98
  1988/06/30       9742.38                     9311.63
  1988/07/31       9615.01                     9276.25
  1988/08/31       9315.32                     8960.85
  1988/09/30       9540.09                     9342.59
  1988/10/31       9592.53                     9602.31
  1988/11/30       9332.80                     9465.00
  1988/12/31       9749.57                     9630.63
  1989/01/31      10515.36                    10335.60
  1989/02/28      10497.24                    10078.24
  1989/03/31      10788.83                    10313.06
  1989/04/30      11437.69                    10848.31
  1989/05/31      11976.21                    11287.67
  1989/06/30      11829.10                    11223.33
  1989/07/31      12588.28                    12236.79
  1989/08/31      13066.39                    12476.64
  1989/09/30      13129.43                    12425.48
  1989/10/31      12386.01                    12137.21
  1989/11/30      12535.75                    12384.81
  1989/12/31      12835.53                    12682.05
  1990/01/31      11726.72                    11831.08
  1990/02/28      12016.73                    11983.70
  1990/03/31      12232.25                    12301.27
  1990/04/30      11638.11                    11993.74
  1990/05/31      12741.93                    13163.13
  1990/06/30      12762.31                    13073.62
  1990/07/31      12508.93                    13031.78
  1990/08/31      11262.41                    11853.71
  1990/09/30      10400.32                    11276.43
  1990/10/31       9960.54                    11227.94
  1990/11/30      10851.75                    11953.27
  1990/12/31      11210.59                    12286.77
  1991/01/31      11914.00                    12822.47
  1991/02/28      12974.98                    13739.28
  1991/03/31      13265.13                    14071.77
  1991/04/30      13399.95                    14105.54
  1991/05/31      14027.16                    14714.90
  1991/06/30      13039.45                    14040.96
  1991/07/31      13942.16                    14695.26
  1991/08/31      14282.15                    15043.54
  1991/09/30      14188.36                    14792.31
  1991/10/31      14337.83                    14990.53
  1991/11/30      13517.19                    14386.41
  1991/12/31      15277.41                    16032.22
  1992/01/31      15372.84                    15734.02
  1992/02/29      15740.23                    15938.56
  1992/03/31      15228.88                    15627.76
  1992/04/30      15139.01                    16087.22
  1992/05/31      15510.90                    16166.04
  1992/06/30      15157.60                    15925.17
  1992/07/31      16009.85                    16576.51
  1992/08/31      15755.73                    16236.69
  1992/09/30      15991.26                    16428.28
  1992/10/31      16372.44                    16485.78
  1992/11/30      17336.26                    17047.95
  1992/12/31      17839.79                    17257.64
  1993/01/31      18267.68                    17402.60
  1993/02/28      18160.80                    17639.28
  1993/03/31      18923.00                    18011.46
  1993/04/30      18226.79                    17575.59
  1993/05/31      19216.66                    18046.61
  1993/06/30      19569.71                    18098.95
  1993/07/31      19516.92                    18026.55
  1993/08/31      20539.78                    18709.76
  1993/09/30      20988.52                    18565.69
  1993/10/31      21371.27                    18950.00
  1993/11/30      20381.40                    18769.98
  1993/12/31      21255.80                    18997.10
  1994/01/31      22101.28                    19643.00
  1994/02/28      21327.76                    19110.67
  1994/03/31      19946.20                    18277.45
  1994/04/30      20057.73                    18511.40
  1994/05/31      20100.91                    18814.98
  1994/06/30      19539.65                    18354.02
  1994/07/31      20064.93                    18956.03
  1994/08/31      21223.42                    19733.23
  1994/09/30      20766.50                    19249.76
  1994/10/31      20860.04                    19682.88
  1994/11/30      19712.34                    18966.03
  1994/12/31      19832.33                    19247.30
  1995/01/31      19665.08                    19746.38
  1995/02/28      20310.73                    20515.90
  1995/03/31      20621.89                    21121.32
  1995/04/30      20917.49                    21743.34
  1995/05/31      21372.55                    22612.42
  1995/06/30      22045.43                    23137.71
  1995/07/31      23118.92                    23904.96
  1995/08/31      23745.12                    23964.96
  1995/09/30      24476.34                    24976.28
  1995/10/31      23857.92                    24887.12
  1995/11/30      24608.58                    25979.66
  1995/12/31      24218.19                    26480.03
  1996/01/31      24707.36                    27381.41
  1996/02/29      25525.66                    27635.23
  1996/03/31      25511.66                    27901.36
  1996/04/30      26192.96                    28312.63
  1996/05/31      26916.27                    29042.81
  1996/06/30      26234.96                    29153.46
  1996/07/31      24737.02                    27865.46
  1996/08/31      25315.66                    28453.15
  1996/09/30      26836.94                    30054.49
  1996/10/31      26547.62                    30883.39
  1996/11/30      28386.21                    33217.87
  1996/12/31      28331.28                    32559.82
  1997/01/31      29498.24                    34594.16
  1997/02/28      28068.79                    34865.38
  1997/03/31      25885.39                    33432.76
  1997/04/30      25559.88                    35428.69
  1997/05/31      29040.31                    37585.59
  1997/06/30      30943.28                    39269.43
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Trend Fund on June 30, 1987. As the chart shows, by June 30, 1997, the value of the investment would have grown to $30,943 - a 209.43% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $39,269 - a 292.69% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn,
the share price and return of
a fund that invests in stocks
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW


NOTE TO SHAREHOLDERS: Arieh Coll started managing the Fidelity Trend Fund as of January 17, 1997.
Q. HOW DID THE FUND PERFORM, ARIEH?
A. For the six months that ended June 30, 1997, the fund had a total return of 9.22%. To compare, the growth funds average tracked by Lipper Analytical Services returned 14.28% during the same period. For the 12 months that ended June 30, 1997, the fund returned 17.95%, while the growth funds average returned 23.96%.
Q. WHY HAS THE FUND LAGGED THE AVERAGE SO FAR IN 1997?
A. All of the underperformance occurred very early in the period and was a result of the fund's overhaul to more accurately reflect my investment style. I repositioned the fund within 10 weeks of taking it over by changing the top 10 investments and sector weightings, among other things. Since then, it has performed much better. In fact, the fund's performance beat that of the growth funds average during the second quarter.
Q. HOW WOULD YOU DESCRIBE YOUR INVESTMENT STYLE?
A. There is no simple formula for investment success. Actually, I like to utilize a full array of proven investment styles that I have learned over the past 20 years from dozens of great investors. The benefit of a multifaceted investment style is that there are more tools at my disposal.
Q. LET'S TAKE A LOOK AT SOME OF THE STYLES YOU PURSUED . . .
A. One revolved around corporate turnarounds. I feel that turnarounds provide the greatest profit potential, as companies go from being universally hated by investors to universally loved when their profits dramatically improve. The result often is a stock that can double or triple. A prime example of a turnaround that appealed to me was one of the fund's largest holdings, Philips Electronics, which in fact did double in the first six months of 1997. American Express also had some elements of a turnaround. This company was an undermanaged global franchise and has since rebounded as a result of the introduction of new charge card products and the shedding of underperforming units that detracted from the company's core business.
Q. ELECTRONICS FOR IMAGING IS ANOTHER OF THE FUND'S LARGER POSITIONS. WHAT WAS THE ATTRACTION THERE?
A. EFI reflects another of my methods, namely investing in "tomorrow's blue chips." These companies normally have excellent management, superior products, dominant market share and huge growth opportunities. EFI has been acknowledged as the leading producer of color servers that help convert color copiers into color printers. Just as we witnessed a migration from black and white to color TV sets, EFI has been a primary beneficiary of the move from black and white to color paper documents in the office. Like many investments in the fund, EFI is a mid-cap stock. I often am attracted to small- and mid-caps because they can be neglected and underfollowed by the market. In addition, I'm attracted to companies where employees are buying shares of the company's stock. This normally signals that the company's business prospects are materially improving and that the stock is undervalued.
Q. HOW DOES YOUR INVESTMENT STYLE TAKE ADVANTAGE OF TRENDS?
A. I often look for opportunities to invest in companies outside of the U.S. that are engaged in the same business as successful U.S. competitors, but whose stocks are selling at a discount to their U.S. counterparts. My thesis is that as global equity markets become more closely associated over time, these sorts of valuation discrepancies will narrow. One example of this trend in the fund would be ASM Lithography, a Dutch semiconductor equipment company. With solid growth prospects, my expectation was that more and more investors would discover the company, recognize its value and bid up its price. In fact, that's what happened. I call this general strategy "global arbitrage." I'd also like to highlight one other strategy:
"institutional constraints."
Q. WHAT'S BEHIND THAT APPROACH?
A. I believe that a number of institutional money managers are constrained in the types of opportunities they can pursue. As a result, constraints can offer a plethora of opportunities for unconstrained investors like myself. Institutions often avoid investing in mergers, complex securities and spin-offs, providing a host of investment opportunities. Often, a company will split itself in two, spinning off part of its business to create more shareholder value. Typically, the part that is spun off is smaller than the remaining, original company. Institutions - mutual funds and other money managers - often receive small amounts of the new company's shares. Frequently, they sell the new shares rather than trying to understand what they own. For example, one of the fund's top 10 holdings, Cognizant, was spun off from Dun & Bradstreet and its stock fell, creating a buying opportunity. With spin-offs, the hope is that over time other investors will become acquainted with this neglected spin-off and invest in the company. Historically, spin-offs have done well over a one- or two-year time frame.
Q. WHAT'S YOUR OUTLOOK FOR THE REST OF 1997?
A. It's impossible for anyone to predict the direction of the market. As a result, I'll continue to look for opportunities by relying on the several strategies I've outlined here, as well as the others I keep in my arsenal. THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: to increase the value
of the fund's shares by
investing mainly in equity
securities of companies likely
to benefit from economic,
financial or market trends
FUND NUMBER: 005
TRADING SYMBOL: FTRNX
SIZE: as of June 30, 1997,
more than $1.4 billion
MANAGER: Arieh Coll, since
January 1997; manager,
Fidelity Export and
Multinational Fund,
1994-1997; Fidelity Select
Brokerage and Investment
Management Portfolio,
1993-1995; Fidelity Select
Software and Computer
Services Portfolio,
1991-1994; Fidelity Select
Technology Portfolio,
1992-1993; joined Fidelity in
1989
(checkmark)
ARIEH COLL ON HIS INVESTING
PHILOSOPHY:
"I have several personal rules
of investing that I try to
remember each time I buy
and sell a stock. They include:
(solid bullet) DON'T LOSE MONEY. It's as important, if not more important, to limit losses as it is to secure gains. Substantial losses often prove difficult to make up.
(solid bullet)  INVEST WITHIN MY CIRCLE OF
COMPETENCE. If I don't feel
comfortable with an
investment, I stay away.
(solid bullet) STAY FOCUSED. I try to avoid distractions that interfere with my research. The reality is that the more time one spends doing basic research, the more great companies one will likely uncover.
(solid bullet)  BE PATIENT. It may seem
obvious to me that a
company's stock is
undervalued, but sometimes it
takes a while for the stock
market to agree and push up
the price.
(solid bullet) INVEST WITH CONVICTION. If I really like a company, I try to buy a lot of its stock. Great investment ideas don't pop up every day."
INVESTMENT CHANGES


TOP TEN STOCKS AS OF JUNE 30, 1997
                                    % OF FUND'S    % OF FUND'S
                                    INVESTMENTS    INVESTMENTS
                                                   IN THESE STOCKS
                                                   6 MONTHS AGO

Anchor Gaming                       3.6            0.8

American Express Co.                3.3            0.8

Credit Suisse Group (Reg.)          3.2            0.0

Ceridian Corp.                      2.5            0.5

Electronics for Imaging, Inc.       2.3            0.0

Philips Electronics NV (Warrants)   2.3            0.0

Cognizant Corp.                     2.3            0.0

WorldCom Inc.                       2.2            1.1

Philips Electronics NV (Bearer)     2.0            0.0

APAC Teleservices, Inc.             1.7            0.0

TOP FIVE MARKET SECTORS AS OF JUNE 30, 1997
                  % OF FUND'S    % OF FUND'S
                  INVESTMENTS    INVESTMENTS
                                 IN THESE MARKET
                                 SECTORS
                                 6 MONTHS AGO

Technology        22.8           29.8

Media & Leisure   13.5           5.8

Finance           11.5           5.7

Services          11.1           3.1

Durables   10.0   2.4

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF JUNE 30, 1997 * AS OF DECEMBER 31, 1996 **
Row: 1, Col: 1, Value: 1.2
Row: 1, Col: 2, Value: 1.9
Row: 1, Col: 3, Value: 46.9
Row: 1, Col: 4, Value: 50.0
Stocks 97.4%
Convertible
Securities 0.0%
Short-term
investments 2.6%
FOREIGN
INVESTMENTS 3.5%
Stocks 98.9%
Convertible
Securities 0.2%
Short-term
investments 0.9%
FOREIGN
INVESTMENTS 21.6%
Row: 1, Col: 1, Value: 3.0
Row: 1, Col: 2, Value: 47.0
Row: 1, Col: 3, Value: 50.0
*
**
INVESTMENTS JUNE 30, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 98.2%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 3.5%
AEROSPACE & DEFENSE - 3.2%
BE Aerospace, Inc. (a)  779,300 $ 24,645
British Aerospace PLC  186,284  4,145
Doncasters PLC sponsored ADR  149,600  3,460
Gulfstream Aerospace Corp. (a)  23,000  679
Thiokol Corp.   50,000  3,500
Wyman-Gordon Co. (a)  405,900  10,958
  47,387
DEFENSE ELECTRONICS - 0.3%
Litton Industries, Inc. (a)  74,900  3,619
TOTAL AEROSPACE & DEFENSE   51,006
BASIC INDUSTRIES - 2.0%
CHEMICALS & PLASTICS - 1.1%
Foamex International, Inc. (a)  589,800  7,741
Lawter International, Inc.   175,000  2,209
Zag Industries Ltd.   513,500  5,264
  15,214
METALS & MINING - 0.3%
Titanium Metals Corp. (a)  62,300  1,970
Tremont Corp. (a)  68,100  2,988
  4,958
PACKAGING & CONTAINERS - 0.0%
Peak International, Ltd.   17,700  212
Silgan Holdings, Inc.   5,000  194
  406
PAPER & FOREST PRODUCTS - 0.6%
Mail-Well, Inc. (a)  246,850  7,035
Tembec, Inc. Class A (a)  205,400  1,986
  9,021
TOTAL BASIC INDUSTRIES   29,599
CONSTRUCTION & REAL ESTATE - 0.9%
BUILDING MATERIALS - 0.7%
Hexcel Corp. (a)  402,700  6,947
Kaynar Technologies, Inc.   72,000  1,305
Southdown, Inc.   44,400  1,936
  10,188
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONSTRUCTION & REAL ESTATE - CONTINUED
ENGINEERING - 0.2%
Comfort Systems USA, Inc.   155,000 $ 2,422
TOTAL CONSTRUCTION & REAL ESTATE   12,610
DURABLES - 9.8%
CONSUMER DURABLES - 1.3%
Corning, Inc.   79,800  4,439
Samsonite Corp. (a)  170,700  7,532
Sola Group Ltd. (a)  200,000  6,700
  18,671
CONSUMER ELECTRONICS - 5.5%
Philips Electronics NV  263,400  18,932
Philips Electronics NV (Warrants) (a)  600,000  33,114
Philips Electronics NV (Bearer)  400,000  28,634
  80,680
HOME FURNISHINGS - 0.0%
Guitar Center, Inc.   1,000  17
TEXTILES & APPAREL - 3.0%
Converse, Inc. (a)(c)  902,400  19,966
Reebok International Ltd.   22,100  1,033
Timberland Co. Class A (a)  351,800  22,867
  43,866
TOTAL DURABLES   143,234
ENERGY - 1.1%
ENERGY SERVICES - 0.7%
BJ Services Co. (a)  115,900  6,215
Halliburton Co.   55,000  4,359
  10,574
OIL & GAS - 0.4%
Forcenergy Gas Exploration, Inc. (a)  32,300  981
Forcenergy AB Class B Free shares  29,000  332
Ocean Energy, Inc. (a)  85,200  3,941
Unocal Corp.   317  12
  5,266
TOTAL ENERGY   15,840
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - 11.5%
BANKS - 4.3%
BankAmerica Corp.   400 $ 26
Credit Suisse Group (Reg.)  360,000  46,185
Credito Italiano Ord.   8,800,000  16,097
  62,308
CREDIT & OTHER FINANCE - 6.7%
Aames Financial Corp.   600,000  11,100
American Express Co.   639,500  47,643
Associates First Capital Corp.   200  11
Cityscape Financial Corp. (a)  60,000  1,196
ContiFinancial Corp. (a)  89,300  3,259
FIRSTPLUS Financial Group, Inc. (a)  51,300  1,744
Green Tree Financial Corp.   265,000  9,441
IMC Mortgage Co. (a)  435,000  7,232
Life Financial Corp.   2,200  30
Long Beach Financial Corp.   350,000  3,063
Money Store, Inc.   170,000  4,877
New Century Financial Corp.   25,300  367
Perpetual PLC  185,000  8,253
  98,216
SECURITIES INDUSTRY - 0.5%
Alliance Capital Management LP  161,000  4,709
New England Investment Companies LP  43,200  1,118
PIMCO Advisors LP Class A unit  37,800  973
  6,800
TOTAL FINANCE   167,324
HEALTH - 3.8%
DRUGS & PHARMACEUTICALS - 2.7%
Alliance Pharmaceutical Corp. (a)  66,400  668
Astra AB Class A Free shares  420,000  7,833
Heska Corp.   10,000  85
Herbalife International, Inc.   113,600  1,846
Lilly (Eli) & Co.   130,000  14,211
Pharmaceutical Product Development, Inc. (a)  1,000  22
Rexall Sundown, Inc. (a)  75,000  2,925
Schering-Plough Corp.   250,000  11,969
  39,559
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - CONTINUED
MEDICAL EQUIPMENT & SUPPLIES - 0.1%
Allegiance Corp.   41,600 $ 1,134
Endovascular Technologies, Inc. (a)  100,000  925
St. Jude Medical, Inc. (a)  300  11
  2,070
MEDICAL FACILITIES MANAGEMENT - 1.0%
Coventry Corp. (a)  471,500  7,131
Health Management Associates, Inc. Class A (a)  2,100  60
Humana, Inc. (a)  200,000  4,625
Lincare Holdings, Inc. (a)  12,500  538
Sunrise Assisted Living, Inc. (a)  41,900  1,466
  13,820
TOTAL HEALTH   55,449
INDUSTRIAL MACHINERY & EQUIPMENT - 2.8%
ELECTRICAL EQUIPMENT - 1.6%
Echostar Communications Corp. Class A (a)  26,700  417
Gilat Satellite Networks Ltd. (a)  50,000  1,663
Mas Technology Ltd.   1,100  16
Spectrain Corp. (a)  316,500  11,671
Westinghouse Electric Corp.   402,000  9,297
  23,064
INDUSTRIAL MACHINERY & EQUIPMENT - 1.0%
Sulzer AG (Reg.)  18,000  15,395
POLLUTION CONTROL - 0.2%
USA Waste Services, Inc. (a)  79,800  3,082
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   41,541
MEDIA & LEISURE - 13.5%
BROADCASTING - 1.2%
Ascent Entertainment Group, Inc.   218,738  1,996
APT Satellite Holdings Ltd. sponsored ADR  531,100  6,705
APT Satellite Holdings Ltd.   30,000  49
Central European Media Class C (a)  500  13
HSN, Inc. (a)  31,000  969
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - CONTINUED
BROADCASTING - CONTINUED
Smartalk Teleservices, Inc.   100,000 $ 1,550
Telemundo Group, Inc. Class A (a)  62,300  1,495
Univision Communications, Inc. Class A (a)  120,700  4,722
  17,499
ENTERTAINMENT - 0.6%
MGM Grand, Inc. (a)  185,400  6,860
Scientific Games Holdings Corp. (a)  104,400  2,153
  9,013
LEISURE DURABLES & TOYS - 0.6%
Callaway Golf Co.   226,200  8,030
LODGING & GAMING - 8.5%
Anchor Gaming (a)(c)  1,099,790  52,515
Aztar Corp. (a)  56,300  398
Bristol Hotel Co. (a)  19,400  747
Doubletree Corp. (a)  63,500  2,611
HFS, Inc. (a)  136,000  7,888
Hilton Hotels Corp.   51,000  1,355
Hollywood Park, Inc. (a)  37,500  548
ITT Corp. (a)  85,000  5,190
Mirage Resorts, Inc. (a)  593,200  14,978
Penn National Gaming, Inc. (a)(c)  1,510,000  22,461
Rio Hotel & Casino, Inc. (a)  73,000  1,100
Sun International Hotels Ltd. Ord. (a)  392,000  14,480
  124,271
PUBLISHING - 2.6%
Cognizant Corp.   811,100  32,850
Gibson Greetings, Inc. (a)  206,800  4,653
  37,503
TOTAL MEDIA & LEISURE   196,316
NONDURABLES - 3.2%
HOUSEHOLD PRODUCTS - 0.3%
Unilever PLC Ord.   165,000  4,729
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONDURABLES - CONTINUED
TOBACCO - 2.9%
Consolidated Cigar Holdings, Inc. Class A (a)  304,100 $ 8,439
Culbro Corp. (a)  85,800  11,942
General Cigar Holdings, Inc. Class A (c)  458,100  13,485
Philip Morris Companies, Inc.   175,000  7,766
  41,632
TOTAL NONDURABLES   46,361
RETAIL & WHOLESALE - 7.1%
APPAREL STORES - 0.5%
Gymboree Corp. (a)  326,100  7,826
APPLIANCE STORES - 0.2%
Cellstar Corp.   84,600  2,591
DRUG STORES - 0.3%
CVS Corp.   88,921  4,557
GENERAL MERCHANDISE STORES - 0.1%
Carson Pirie Scott & Co. (a)  34,800  1,105
MacFrugals Bargains Closeouts, Inc. (a)  32,100  875
  1,980
RETAIL & WHOLESALE, MISCELLANEOUS - 6.0%
Cole National Corp. Class A (a)  16,000  704
Corporate Express, Inc.   729,250  10,529
800-JR Cigar, Inc.   10,400  216
Friedmans, Inc. Class A (a)  297,800  6,812
Global Directmail Corp. (a)  96,900  2,525
IKON Office Solutions, Inc.   820,000  20,449
Micro Warehouse, Inc. (a)  911,600  15,611
Sodak Gaming, Inc. (a)(c)  1,225,300  18,073
Staples, Inc. (a)  130,000  3,023
U.S. Office Products Co. (a)  192,300  5,877
Viking Office Products, Inc. (a)  163,300  3,103
  86,922
TOTAL RETAIL & WHOLESALE   103,876
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
SERVICES - 11.1%
ADVERTISING - 0.7%
Outdoor Systems, Inc. (a)  285,000 $ 10,901
LEASING & RENTAL - 1.3%
Budget Group, Inc. Class A (a)  438,700  15,135
Hanover Compressor Co.   1,100  21
Hertz Corp. Class A  92,100  3,316
U.S. Rentals, Inc.   2,000  51
  18,523
PRINTING - 1.7%
ASM Lithography Holding NV (a)  427,900  25,032
SERVICES - 7.4%
APAC Teleservices, Inc. (a)  1,309,800  25,459
AccuStaff, Inc. (a)  380,100  9,004
BA Merchant Services, Inc. Class A (a)  106,500  2,030
Carey International, Inc. (c)  175,000  2,669
Employee Solutions, Inc. (a)(c)  1,641,400  9,130
Gartner Group, Inc. Class A (a)  443,200  15,928
Lawyers Title Corp.   140,000  2,643
Lazare Kaplan International, Inc. (a)  293,900  4,923
Mail Boxes Etc. (a)  42,500  1,185
Pierce Leahy Corp.  3,800  68
Personnel Group of America, Inc. (a)  105,100  3,028
Pre-Paid Legal Services, Inc. (a)  117,900  2,491
Robert Half International, Inc. (a)  166,100  7,817
Sitel Corp. (a)  514,300  10,607
Snyder Communications, Inc. (a)  2,100  57
Telespectrum Worldwide, Inc. (a)  1,132,800  7,964
Zebra Technologies Corp. Class A (a)  104,400  2,910
  107,913
TOTAL SERVICES   162,369
TECHNOLOGY - 22.8%
COMMUNICATIONS EQUIPMENT - 4.6%
Alcatel Alsthom Compagnie Generale d'Electricite SA
sponsored ADR  100,000  2,525
Alcatel Alsthom Compagnie Generale d'Electricite SA  84,200  10,539
Andrew Corp.   546,400  15,368
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
COMMUNICATIONS EQUIPMENT - CONTINUED
IPC Information Systems, Inc. (a)  262,900 $ 4,864
Inter-Tel, Inc. (a)  100,000  2,125
Larscom, Inc. Class A (a)  10,000  108
Nokia Corp. AB sponsored ADR (a)  267,500  19,727
Premisys Communications, Inc. (a)  245,000  3,858
Teledata Communications Ltd. (a)  224,900  7,730
  66,844
COMPUTER SERVICES & SOFTWARE - 11.3%
Advanced Communication Systems, Inc.   124,300  948
Arbor Software Corp. (a)  36,700  1,294
Aris Corp.   4,800  105
Advant Corp. (a)  3,600  116
Business Objects SA sponsored ADR (a)  690,000  6,728
Ceridian Corp. (a)  877,800  37,087
CompUSA, Inc. (a)  129,200  2,778
Computer Learning Centers, Inc. (a)  43,650  1,833
Desktop Data, Inc.   264,700  2,879
Eidos PLC Class L (a)  4,000  48
Electronics for Imaging, Inc. (a)  712,600  33,670
FileNet Corp. (a)  300  4
IONA Technologies PLC sponsored ADR  23,900  472
Legato Systems, Inc. (a)  550,000  10,175
Maxis, Inc. (a)  420,600  5,047
Mercury Interactive Group Corp. (a)  327,500  4,872
Meta Group, Inc. (a)  90,000  1,958
Microsoft Corp. (a)  190,000  24,011
New Era of Networks, Inc.   6,700  111
Orbotech Ltd. (a)  255,000  8,128
Platinum Technology, Inc. (a)  565,000  7,486
Project Software & Development, Inc. (a)  130,200  1,888
Siebel Systems, Inc.   157,500  5,079
Software Spectrum, Inc. (a)  209,200  2,720
Vantive Corp. (a)  191,600  5,413
  164,850
COMPUTERS & OFFICE EQUIPMENT - 0.8%
Bay Networks, Inc. (a)  64,000  1,700
Digital Equipment Corp. (a)  1,000  35
EMC Corp. (a)  100,000  3,900
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
COMPUTERS & OFFICE EQUIPMENT - CONTINUED
Eltron International, Inc. (a)  163,600 $ 4,867
Network Connection, Inc. (a)  50,000  513
Sandisk Corp.   1,900  28
  11,043
ELECTRONIC INSTRUMENTS - 1.1%
Helix Technology Corp.   32,100  1,300
JDS Fitel, Inc. (a)  257,300  7,063
Lam Research Corp. (a)  32,500  1,205
Novellus Systems, Inc. (a)  78,300  6,773
ORBIT/FR, Inc.   27,100  264
  16,605
ELECTRONICS - 5.0%
Actel Corp. (a)  83,000  1,416
Burr-Brown Corp. (a)  50,000  1,725
Etec Systems, Inc. (a)  27,700  1,188
International Rectifier Corp. (a)  940,600  17,519
KEMET Corp. (a)  407,200  10,129
Micron Technology, Inc.   300,000  11,981
Motorola, Inc.   124,500  9,462
OnTrak Systems, Inc. (a)  70,400  2,112
RF Micro Devices, Inc.   700  13
Speedfam International, Inc. (a)  21,300  764
Unitrode Corp. (a)  347,600  17,510
  73,819
TOTAL TECHNOLOGY   333,161
TRANSPORTATION - 0.2%
AIR TRANSPORTATION - 0.0%
Ryanair Holdings PLC sponsored ADR  1,400  38
TRUCKING & FREIGHT - 0.2%
CNF Transportation, Inc.   100,000  3,225
TOTAL TRANSPORTATION   3,263
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UTILITIES - 4.9%
TELEPHONE SERVICES - 4.9%
Comsat Corp., Series 1  447,500 $ 10,656
Tel-Save Holdings, Inc. (a)  397,500  6,062
Telco Communications Group, Inc.   665,000  21,613
WorldCom, Inc. (a)  1,022,600  32,723
  71,054
TOTAL COMMON STOCKS
(Cost $1,243,583)   1,433,003
NONCONVERTIBLE PREFERRED STOCKS - 0.7%
UTILITIES - 0.7%
TELEPHONE SERVICES - 0.7%
Stet (Societa Finanziaria Telefonica) Spa  1,792,200  6,210
Telecom Italia Mobile Spa de Risp  1,960,000  3,479
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $10,272)   9,689
CONVERTIBLE BONDS - 0.2%
  PRINCIPAL
  AMOUNT
DURABLES - 0.2%
TEXTILES & APPAREL - 0.2%
Converse, Inc. 7%, 6/1/04
(Cost $3,343)   $ 3,343,000  3,778
CASH EQUIVALENTS - 0.9%
 SHARES
Taxable Central Cash Fund (b)
(Cost $13,010)    13,010,094  13,010
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $1,270,208)  $ 1,459,480
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.58%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
3. Affiliated company (see Note 7 of Notes to Financial Statements).
OTHER INFORMATION
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States  78.4%
Netherlands   7.2
Switzerland  4.2
Italy  1.8
Israel  1.6
United Kingdom  1.4
France  1.4
Finland  1.4
Others (individually less than 1%)  2.6
TOTAL  100.0%
INCOME TAX INFORMATION
At June 30, 1997, the aggregate cost of investment securities for income tax purposes was $1,270,377,000. Net unrealized appreciation aggregated $189,103,000, of which $242,910,000 related to appreciated investment securities and $53,807,000 related to depreciated investment securities. FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) JUNE 30, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value (cost $1,270,208) -                                 $ 1,459,480
See accompanying schedule

Cash                                                                                    663

Receivable for investments sold                                                         30,937

Receivable for fund shares sold                                                         11,267

Dividends receivable                                                                    573

Interest receivable                                                                     265

Other receivables                                                                       282

 TOTAL ASSETS                                                                           1,503,467

LIABILITIES

Payable for investments purchased                                           $ 34,579

Payable for fund shares redeemed                                             5,724

Accrued management fee                                                       500

Other payables and accrued expenses                                          285

 TOTAL LIABILITIES                                                                      41,088

NET ASSETS                                                                             $ 1,462,379

Net Assets consist of:

Paid in capital                                                                        $ 1,128,344

Undistributed net investment income                                                     3,471

Accumulated undistributed net realized gain (loss) on                                   141,294
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                                           189,270
investments and assets and liabilities in foreign
currencies

NET ASSETS, for 23,667 shares outstanding                                              $ 1,462,379

NET ASSET VALUE, offering price and redemption price per                                $61.79
share ($1,462,379 (divided by) 23,667 shares)


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

INVESTMENT INCOME                                                             $ 4,638
Dividends

Interest                                                                       2,140

 TOTAL INCOME                                                                  6,778

EXPENSES

Management fee                                                    $ 3,912
Basic fee

 Performance adjustment                                            (1,267)

Transfer agent fees                                                1,109

Accounting fees and expenses                                       272

Non-interested trustees' compensation                              3

Custodian fees and expenses                                        45

Registration fees                                                  65

Audit                                                              29

Legal                                                              5

Interest                                                           3

Miscellaneous                                                      3

 Total expenses before reductions                                  4,179

 Expense reductions                                                (399)       3,780

NET INVESTMENT INCOME                                                          2,998

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities (including realized loss of $9,750          143,275

 on sales of investments in affiliated issuers)

 Foreign currency transactions                                     (17)        143,258

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                             (20,880)

 Assets and liabilities in foreign currencies                      (2)         (20,882)

NET GAIN (LOSS)                                                                122,376

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                               $ 125,374
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                      SIX MONTHS    YEAR ENDED
                                                          ENDED JUNE    DECEMBER 31,
                                                          30,1997       1996
                                                          (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 2,998       $ 22,944
Net investment income

 Net realized gain (loss)                                  143,258       101,531

 Change in net unrealized appreciation (depreciation)      (20,882)      79,283

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           125,374       203,758
FROM OPERATIONS

Distributions to shareholders                              -             (10,104)
From net investment income

 From net realized gain                                    (5,571)       (91,162)

 TOTAL DISTRIBUTIONS                                       (5,571)       (101,266)

Share transactions                                         550,100       484,646
Net proceeds from sales of shares

 Reinvestment of distributions                             5,027         91,110

 Cost of shares redeemed                                   (544,204)     (615,079)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           10,923        (39,323)
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  130,726       63,169

NET ASSETS

 Beginning of period                                       1,331,653     1,268,484

 End of period (including undistributed net investment    $ 1,462,379   $ 1,331,653
income of $3,471 and $3,910, respectively)

OTHER INFORMATION
Shares

 Sold                                                      9,682         8,652

 Issued in reinvestment of distributions                   87            1,629

 Redeemed                                                  (9,543)       (11,012)

 Net increase (decrease)                                   226           (731)


FINANCIAL HIGHLIGHTS
      SIX MONTHS        YEARS ENDED DECEMBER 31,
      ENDED JUNE 30,
      1997

      (UNAUDITED)       1996                       1995   1994   1993 F   1992


SELECTED PER-SHARE DATA

Net asset value,               $ 56.81    $ 52.48    $ 50.99   $ 59.08   $ 54.20   $ 49.63
beginning of period

Income from Investment
Operations

 Net investment income          .13 D      .62 E      .46       .20       .17       .58 D

 Net realized and               5.09       8.18       10.71     (4.24)    10.04     7.66
 unrealized gain
(loss)

 Total from investment          5.22       8.80       11.17     (4.04)    10.21     8.24
 operations

Less Distributions

 From net investment            -          (.45)      (.47)     (.21)     (.26)     (.44)
 income

 In excess of net               -          -          -         -         (.01)     -
 investment income

 From net realized gain         (.24)      (4.02)     (9.21)    (3.84)    (5.06)    (3.23)

 Total distributions            (.24)      (4.47)     (9.68)    (4.05)    (5.33)    (3.67)

Net asset value,               $ 61.79    $ 56.81    $ 52.48   $ 50.99   $ 59.08   $ 54.20
end of period

TOTAL RETURN B, C               9.22%      16.98%     22.11%    (6.70)    19.15%    16.77
                                                               %                   %

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 1,462    $ 1,332    $ 1,268   $ 1,193   $ 1,393   $ 1,115

(in millions)

Ratio of expenses to            .65% A     .66%       .85%      1.04%     .93%      .56
average net assets                                                                 %

Ratio of expenses to            .59% A,    .64%       .82%      1.04%     .92%      .56
average net assets              G         G          G                   G         %
after expense
reductions

Ratio of net investment         .47% A     1.77%      .82%      .39%      .43%      1.14
income to average                                                                  %
net assets

Portfolio turnover rate         380% A     142%       186%      29%       50%       47
                                                                                   %

Average commission             $ .0368    $ .0384
rate H


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E NET INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND WHICH AMOUNTED TO $.28 PER SHARE.
F EFFECTIVE JANUARY 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
H FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended June 30, 1997 (Unaudited)




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Trend Fund (the fund) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust and is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts , disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies (PFIC), non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission(the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
2. OPERATING POLICIES -
CONTINUED
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by FMR Texas, an affiliate of FMR. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income in the accompanying financial statements.
INTERFUND LENDING PROGRAM. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating funds.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $2,361,536,000 and $2,338,052,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of ".20% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annualized rate of .41% of average net assets after the performance adjustment.
TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of
 .17% of average net assets.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $657,000 for the period.
5. INTERFUND LENDING PROGRAM.
The fund participated in the interfund lending program as a borrower. The maximum loan and the average daily loan balance during the period for which the loan was outstanding amounted to $21,821,000. The weighted average interest rate was 5.65%.
6. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $379,000 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $4,000 and $16,000, respectively, under these arrangements.
7. TRANSACTIONS WITH AFFILIATED COMPANIES.
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES
AMOUNTS IN THOUSANDS PURCHASE SALES DIVIDEND VALUE
AFFILIATE COST COST INCOME
Anchor Gaming  $ 29,287 $ - $ - $ 52,515
Carey International   2,100  263  -  2,669
Converse, Inc.   -  -  -  19,966
Employee Solutions, Inc.   5,347  13,373  -  9,130
General Cigar Holdings, Inc. Class A   1,208  -  -  13,485
Penn National Gaming, Inc.   10,710  -  -  22,461
Sodak Gaming, Inc.   73  -  -  18,073
TOTALS  $ 48,725 $ 13,636 $ - $ 138,299
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day. BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.
1
 For quotes.*
2
 For account balances and holdings.
3
 To review orders and mutual
fund activity.
4
 To change your PIN.
5
 To speak to a Fidelity representative.
*
0
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services. (PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI.
SM
(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN
A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
815 East Birch Street
Brea, CA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
950 Northgate Drive
San Rafael, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
4001 Tamiami Trail, North
Naples, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
GEORGIA
3525 Piedmont Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
215 East Erie Street
Chicago, IL
One North Franklin Street
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL
INDIANA
4729 East 82nd Street
Indianapolis, IN
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
NEW YORK
1055 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
10 Bank Street
White Plains, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
1903 East Ninth Street
Cleveland, OH
OREGON
121 S.W. Morrison Street
Portland, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
6150 Poplar Road
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
7001 Preston Road
Dallas, TX
1155 Dairy Ashford Street
Houston, TX
2701 Drexel Drive
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
19740 IH 45 North
Spring, TX
UTAH
215 South State Street
Salt Lake City, UT
VERMONT
199 Main Street
Burlington, VT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street, N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI


INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
William J. Hayes, Vice President
Abigail Johnson, Vice President
Arieh Coll, Vice President
Arthur S. Loring, Secretary
Richard A. Silver, Treasurer
Robert H. Morrison, Manager,
 Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
* INDEPENDENT TRUSTEES
CUSTODIAN
The Chase Manhattan Bank
New York, NY
FIDELITY'S GROWTH FUNDS
Blue Chip Growth Fund
Capital Appreciation Fund
Contrafund
Disciplined Equity Fund
Dividend Growth Fund
Emerging Growth Fund
Export and Multinational Fund
Fidelity Fifty
Growth Company Fund
Large Cap Stock Fund
Low-Priced Stock Fund
Magellan(registered trademark) Fund
Mid-Cap Stock Fund
New Millennium(trademark) Fund
OTC Portfolio
Retirement Growth Fund
Small Cap Stock Fund
Stock Selector
TechnoQuant(trademark) Growth Fund
Trend Fund
Value Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress  1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE